OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets	Finite-lived other intangible assets:

	December 31,
	2022	2021
Original amounts:
Core technology	$674,729	$665,555
Customer relationships, backlog and distribution network	296,712	288,755
Trademarks	44,899	44,440
	1,016,340	998,750
Accumulated amortization:
Core technology	503,421	428,880
Customer relationships, backlog and distribution network	270,280	246,609
Trademarks	33,034	27,883
	806,735	703,372
Other intangible assets, net	$209,605	$295,378

Schedule of Estimated Amortization Expense	Estimated amortization expense:

For the year ended December 31,
2023	$91,333
2024	70,720
2025	24,368
2026	16,179
2027	5,723
Thereafter	1,282
$209,605